Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Cash payment on acquisition of property, plant and equipment	$ 20	$ 20
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals and derecognition of property and equipment	10	17
Motor Vehicles Held For Leasing [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment acquired	27	9
Cash payment on acquisition of property, plant and equipment	5	3
Lease liabilities	17	0
Secured Bank Loan Financing [Member] | Motor Vehicles Held For Leasing [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Purchase of property plant and equipment through secured bank loan financing	5	6
Leased Properties And Motor Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right of use assets	66	$ 6
Acquisitions through business combinations, property, plant and equipment	$ 34